Expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and Amortization Expense
Costs of sales and services	R$ (187,284)	R$ (33,421)	R$ (4,012)
Selling expenses	(25)	(28)	(13)
Administrative expenses	(17,319)	(4,421)	(1,760)
Depreciation expense	(204,628)	(37,870)	(5,785)
Cost of sales and services	(174,943)	(97,765)	(97,856)
Administrative expenses	(4,709)	(1,892)	(795)
Amortisation expense	(179,652)	(99,657)	(98,651)
PIS and COFINS credits	7,945	9,179	9,073
Depreciation and amortization expense, net	R$ (376,335)	R$ (128,348)	R$ (95,363)